Property, Plant and Equipment - Summary (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in property, plant and equipment
Beginning balance	$ 65,546
Depreciation, depletion, amortization and impairment	(8,786)	$ (5,850)
Ending balance	62,654	65,546
Cost
Changes in property, plant and equipment
Beginning balance	126,559	127,658
Additions	5,410	4,656
Transfers from exploration and evaluation	34
Changes in decommissioning and restoration	1,311	(1,132)
Disposals and derecognition	(1,469)	(4,554)
Foreign exchange adjustments	319	(69)
Reclassified to assets held for sale (note 33)	(4,955)
Ending balance	127,209	126,559
Accumulated provision
Changes in property, plant and equipment
Beginning balance	(61,013)	(59,528)
Depreciation, depletion, amortization and impairment	(8,396)	(5,681)
Disposals and derecognition	848	4,128
Foreign exchange adjustments	(167)	68
Reclassified to assets held for sale (note 33)	4,173
Ending balance	(64,555)	(61,013)
Oil and Gas Properties
Changes in property, plant and equipment
Beginning balance	16,003
Ending balance	17,060	16,003
Oil and Gas Properties | Cost
Changes in property, plant and equipment
Beginning balance	41,230	43,622
Additions	1,149	755
Transfers from exploration and evaluation	34
Changes in decommissioning and restoration	1,321	(1,127)
Disposals and derecognition	(585)	(1,902)
Foreign exchange adjustments	101	(118)
Reclassified to assets held for sale (note 33)	(4,475)
Ending balance	38,775	41,230
Oil and Gas Properties | Accumulated provision
Changes in property, plant and equipment
Beginning balance	(25,227)	(25,757)
Depreciation, depletion, amortization and impairment	(1,049)	(1,216)
Disposals and derecognition	510	1,676
Foreign exchange adjustments	(60)	70
Reclassified to assets held for sale (note 33)	4,111
Ending balance	(21,715)	(25,227)
Plant and Equipment
Changes in property, plant and equipment
Beginning balance	49,543
Ending balance	45,594	49,543
Plant and Equipment | Cost
Changes in property, plant and equipment
Beginning balance	85,329	84,036
Additions	4,261	3,901
Changes in decommissioning and restoration	(10)	(5)
Disposals and derecognition	(884)	(2,652)
Foreign exchange adjustments	218	49
Reclassified to assets held for sale (note 33)	(480)
Ending balance	88,434	85,329
Plant and Equipment | Accumulated provision
Changes in property, plant and equipment
Beginning balance	(35,786)	(33,771)
Depreciation, depletion, amortization and impairment	(7,347)	(4,465)
Disposals and derecognition	338	2,452
Foreign exchange adjustments	(107)	(2)
Reclassified to assets held for sale (note 33)	62
Ending balance	$ (42,840)	$ (35,786)